Statements Of Consolidated and Combined Operations - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Net Revenues
Transportation revenues		$ 1,054.4	$ 990.8
Transportation revenues-affiliated		47.5	95.7
Storage revenues		171.4	144.0
Storage revenues-affiliated		26.2	53.2
Other revenues		35.4	64.3
Total Operating Revenues		1,334.9	1,348.0
Operating Expenses
Operation and maintenance		652.1	628.4
Operating and maintenance-affiliated		52.9	123.2
Depreciation and amortization		139.9	118.8
Gain on sale of assets and impairment, net		(52.9)	(34.5)
Property and other taxes		75.3	67.1
Total Operating Expenses		867.3	903.0
Equity Earnings in Unconsolidated Affiliates		60.5	46.6
Operating Income		528.1	491.6
Other Income (Deductions)
Interest expense		(67.6)	0.0	[1]
Interest expense-affiliated		(29.3)	(62.0)
Other, net		29.3	8.8
Total Other Deductions, net		(67.6)	(53.2)
Income from Continuing Operations before Income Taxes		460.5	438.4
Income Taxes		153.0	169.7
Income from Continuing Operations		307.5	268.7
(Loss) Income from Discontinued Operations-net of taxes		(0.4)	(0.6)
Net Income		307.1	268.1
Less: Net income attributable to noncontrolling interest		39.9
Net Income (Loss) Attributable to Parent		267.2	268.1
Income from Continuing Operations		$ 267.6	$ 268.7
Basic Earnings Per Share
Continuing Operations		$ 0.81	$ 0.84
Discontinued Operations		0.00	0.00
Basic Earnings Per Share		0.81	0.84
Diluted Earnings Per Share
Continuing Operations		0.81	0.84
Discontinued Operations		0.00	0.00
Diluted Earnings Per Share		$ 0.81	$ 0.84
Basic Average Common Shares Outstanding		328.5	317.6
Diluted Average Common Shares		329.1	317.6
Dividends Declared Per Common Share		$ 0.25	$ 0.00
Predecessor
Net Revenues
Transportation revenues					$ 850.9
Transportation revenues-affiliated					94.1
Storage revenues					142.8
Storage revenues-affiliated					53.6
Other revenues					39.1
Total Operating Revenues					1,180.5
Operating Expenses
Operation and maintenance					509.0
Operating and maintenance-affiliated					118.6
Depreciation and amortization					107.0
Gain on sale of assets and impairment, net					(18.6)
Property and other taxes					62.2
Total Operating Expenses					778.2
Equity Earnings in Unconsolidated Affiliates					35.9
Operating Income					438.2
Other Income (Deductions)
Interest expense	[1]				0.0
Interest expense-affiliated					(37.9)
Other, net					17.9
Total Other Deductions, net					(20.0)
Income from Continuing Operations before Income Taxes					418.2
Income Taxes					146.5
Income from Continuing Operations					271.7
(Loss) Income from Discontinued Operations-net of taxes					9.0
Net Income					280.7
Net Income (Loss) Attributable to Parent					280.7
Income from Continuing Operations					$ 271.7
Basic Earnings Per Share
Continuing Operations					$ 0.86
Discontinued Operations					0.03
Basic Earnings Per Share					0.89
Diluted Earnings Per Share
Continuing Operations					0.86
Discontinued Operations					0.03
Diluted Earnings Per Share					$ 0.89
Basic Average Common Shares Outstanding					317.6
Diluted Average Common Shares					317.6
Dividends Declared Per Common Share					$ 0.00

[1]	Refer to Note 4, "Transactions with Affiliates" for a discussion of interest expense-affiliated for the year ended December 31, 2014 and 2013.